                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                            (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:   12-31
                        --------------------------------------------------------

Date of reporting period:  6-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

                                 JUNE 30, 2006

International Bond Fund

[american century investments logo and text logo]

INTERNATIONAL BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century International Bond Fund for the six months ended June 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------

Market Perspective

[photo of chief investment officer]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

GLOBAL ECONOMIC EXPANSION CONTINUED

Global economic growth continued during the six months ended June 30, 2006. In
Europe, growth was bolstered by strong global demand for European goods.
Increased capital spending by companies worldwide resulted in strong order flows for manufacturers on the Continent. European companies also benefited from a changing relationship with labor, as many businesses worked with labor unions to control costs and increase productivity. Inflation in the euro zone continued to creep higher, causing the European Central Bank to raise short-term interest rates twice during the period.

Meanwhile, the Bank of England (BoE) left short rates unchanged on expectations of moderate growth in the coming months. However, the BoE also expects rising energy prices to boost inflation in the UK above its 2% target rate this year.
In Japan, economic recovery continued. The country's level of industrial production was 4.2% higher in May 2006 than a year earlier, while consumer prices rose 0.6% by May 2006 from a year earlier. After years of deflation, it was widely anticipated that the Bank of Japan would soon end the country's zero-interest-rate policy.

DOLLAR WEAKNESS OFFSETS FOREIGN BOND LOSSES

This overall combination of healthy growth and inflation fears pushed foreign bond yields up and prices down overall. Government bond returns in Europe and the U.K. were negative in local currency terms, and Japanese bonds also finished in the red. But a weaker dollar boosted foreign bond returns for U.S. investors.
Early in 2006, it was widely anticipated that the Federal Reserve's U.S.
interest rate hikes were nearing an end, while rate hikes in other parts of the world were just beginning. This caused foreign currencies to jump versus the
U.S. dollar. The greenback fell -7.37% versus the euro and -2.83% versus the
Japanese yen.

SIX-MONTH RETURNS FOR THE U.S. DOLLAR
AS OF JUNE 30, 2006(1)
--------------------------------------------------------------------------------
U.S. Dollar vs. the Euro                                     -7.37%
--------------------------------------------------------------------------------
U.S. Dollar vs. the Japanese Yen                             -2.83%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------

International Bond - Performance

TOTAL RETURNS AS OF JUNE 30, 2006
                                           --------------------------------
                                                AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
                                                                   SINCE     INCEPTION
                     6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
----------------------------------------------------------------------------------------
INVESTOR CLASS          3.54%       0.74%   11.07%      5.21%      6.45%       1/7/92
----------------------------------------------------------------------------------------
FUND BENCHMARK(2)       4.79%       1.94%   12.41%      6.11%      6.98%(3)      --
----------------------------------------------------------------------------------------
J.P. MORGAN GLOBAL
TRADED GOVERNMENT
BOND INDEX              2.59%      -0.58%    8.41%      5.56%      6.25%(3)      --
----------------------------------------------------------------------------------------
Institutional Class     3.58%       0.94%     --         --        5.05%       8/2/04
----------------------------------------------------------------------------------------
Advisor Class           3.41%       0.49%   10.80%       --        4.39%      10/27/98
----------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) See Index Definition page.

(3) Since 12/31/91, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------

International Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended June 30
-----------------------------------------------------------------------------------------------
                    1997   1998   1999    2000    2001    2002    2003   2004   2005    2006
-----------------------------------------------------------------------------------------------
Investor Class      0.37%  4.40%  2.76%  -2.64%  -6.23%  18.64%  22.17%  6.93%  8.30%   0.74%
-----------------------------------------------------------------------------------------------
Fund benchmark      0.24%  4.68%  3.42%  -1.18%  -5.97%  19.78%  24.06%  7.90%  9.81%   1.94%
-----------------------------------------------------------------------------------------------
J.P. Morgan Global
Traded Government
Bond Index          4.48%  5.87%  3.63%   2.70%  -2.55%  13.73%  16.57%  5.36%  7.82%  -0.58%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. From the fund's inception to December 31, 1997, the fund benchmark was the J.P. Morgan ECU-Weighted European Index. Since January 1,
1998, the fund benchmark has been the J.P. Morgan Global Traded Government Bond
Index (excluding the U.S. and with Japan weighted at 15%). The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

International Bond - Portfolio Commentary

PORTFOLIO TEAM LEADER: JULIAN LE BERON

PERFORMANCE SUMMARY

International Bond returned 3.54%* for the six months ended June 30, 2006. By comparison, the J.P. Morgan Global Traded Government Bond Index returned 2.59%, while that index with the U.S. excluded and Japan weighted at 15% returned
4.79%. It's worth noting, however, that the returns of those indices are not reduced by expenses.

We highlight some of the economic and market factors that influenced
International Bond's performance in the section that immediately follows, while a more detailed discussion can be found in the Market Perspective (page 2). The
Portfolio Positioning & Strategy section talks about our efforts in that environment.

ECONOMIC, BOND, AND CURRENCY MARKET HIGHLIGHTS

Solid worldwide economic activity, including better prospects in the euro zone and robust growth in Japan, set the stage for globally rising interest rates that weighed on overseas bond returns. Quantifying those bond-market performances in local-currency terms, benchmark indices within the euro zone returned roughly -2.7%, while indices for Japan and the United Kingdom (U.K.)
returned approximately -1.8% and -1.9%, respectively.

On the currency front, the U.S. dollar depreciated over the six months amid forecasts of slowing economic growth, increased near-term inflation pressures, and growing expectations that an end to the Federal Reserve's interest-rate raising campaign was close at hand. As a result, the U.S. dollar fell by approximately -7.3% versus the euro, -6.8% versus the pound sterling, and -2.8%
versus the yen.

So for overseas bond investors with unhedged currency exposure, local-currency bond losses were more than offset by U.S. dollar weakness.

PORTFOLIO POSITIONING & STRATEGY

With regard to the strategies that we employed for the portfolio, we continued
to use the forward currency market to adjust International Bond's foreign-exchange positions. For the six months, the fund maintained a conservative overweight in the U.S. dollar. We adopted that strategy due to expectations that

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/06              12/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  9.0 years             8.3 years
--------------------------------------------------------------------------------
Average Duration
(Modified)                                5.9 years             6.0 years
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/06              12/31/05
--------------------------------------------------------------------------------
Government Bonds                            61.1%                 60.8%
--------------------------------------------------------------------------------
Credit                                      35.9%                 31.2%
--------------------------------------------------------------------------------
Short-Term Investments                       3.9%                  4.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.1%                  0.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (1.0)%                  3.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.
 Total returns for periods less than one year are not annualized.   (continued)

------

International Bond - Portfolio Commentary

globally rising interest rates would lead to increased risk aversion by investors, thereby propping up demand for U.S. Treasury bonds -- which offered a yield advantage over most overseas alternatives -- and the dollars needed to buy them. Although the conservative dollar overweight didn't work out as well as we had hoped, tactically overweighting the pound sterling -- a solid performer relative to the U.S. dollar -- during several key points generated far better results.

In addition, increased economic prosperity and gathering inflation pressures in the euro zone convinced the European Central Bank (ECB) to raise short-term interest rates in December 2005, marking the first rate increase since October
2000. This led us to expect that short-term bond yields in the euro zone would rise in anticipation of additional increases in 2006 even as ongoing demand for longer-dated securities anchored long-term bond yields.

So we established a position designed to benefit from a flattening European bond yield curve (a graph of the relationship between bond maturities and yields). By the second quarter, with interest rates and short-term bond yields firmly on the rise and in our estimation likely to continue along that course, we underweighted both short- and intermediate-term bonds while holding onto our longer-term securities.

Lastly, we kept part of the portfolio in non-government bonds -- an overweight compared with the J.P. Morgan Global Traded Government Bond Index, with the U.S.
excluded and Japan weighted at 15% -- primarily emphasizing high-credit-quality mortgage-backed securities.

INTERNATIONAL BOND'S PLACE IN YOUR PORTFOLIO

International Bond is designed to serve as a specialty bond holding, rather than as a core part of an investor's portfolio. The fund offers high overall credit quality due to the nature of the bonds selected for the portfolio in addition to the benefits of diversifying into overseas currencies. But because currency exchange rates fluctuate, sometimes significantly, this directly impacts the value of the portfolio's bonds and income stream once translated back into U.S.
dollars. As a result, International Bond is not managed to generate steady current income, does not pay monthly dividends, and may not regularly distribute dividends on a quarterly basis.

BOND HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           6/30/06              12/31/05
--------------------------------------------------------------------------------
France*                                     28.5%                 24.5%
--------------------------------------------------------------------------------
Germany*                                    19.5%                 27.3%
--------------------------------------------------------------------------------
Japan                                       10.6%                  9.0%
--------------------------------------------------------------------------------
Spain*                                       9.9%                  6.1%
--------------------------------------------------------------------------------
United Kingdom                               8.0%                  9.5%
--------------------------------------------------------------------------------
Multi-National                               6.8%                  3.4%
--------------------------------------------------------------------------------
Finland*                                     4.2%                   --
--------------------------------------------------------------------------------
Italy*                                       4.0%                  4.6%
--------------------------------------------------------------------------------
Canada                                       3.7%                  0.4%
--------------------------------------------------------------------------------
Belgium*                                     2.6%                  5.2%
--------------------------------------------------------------------------------
Denmark                                      1.3%                  0.7%
--------------------------------------------------------------------------------
Ireland*                                     1.0%                   --
--------------------------------------------------------------------------------
Australia                                    0.8%                  0.9%
--------------------------------------------------------------------------------
Netherlands*                                  --                   4.7%
--------------------------------------------------------------------------------
Cash and equivalents**                     (0.9)%                  3.7%
--------------------------------------------------------------------------------

*  These countries are members of the euro zone.

** Includes temporary cash investments and other assets and liabilities.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     1/1/06 -       EXPENSE
                         1/1/06         6/30/06        6/30/06        RATIO*
--------------------------------------------------------------------------------
INTERNATIONAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,035.40        $4.14          0.82%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,035.80        $3.13          0.62%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,034.10        $5.40          1.07%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class           $1,000        $1,020.73        $4.11          0.82%
--------------------------------------------------------------------------------
Institutional Class      $1,000        $1,021.72        $3.11          0.62%
--------------------------------------------------------------------------------
Advisor Class            $1,000        $1,019.49        $5.36          1.07%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

International Bond - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

GOVERNMENT BONDS -- 61.1%

AUSTRALIA -- 0.8%
--------------------------------------------------------------------------------
AUD       13,100,000   Australia
                       Commonwealth,
                       7.50%, 9/15/09                           $   10,221,132
--------------------------------------------------------------------------------
BELGIUM -- 2.6%
--------------------------------------------------------------------------------
Euro      18,775,000   Kingdom of Belgium,
                       5.00%, 9/28/11                               25,275,589
--------------------------------------------------------------------------------
Euro       4,550,000   Kingdom of Belgium,
                       8.00%, 3/28/15                                7,491,593
--------------------------------------------------------------------------------
                                                                    32,767,182
--------------------------------------------------------------------------------
CANADA -- 3.7%
--------------------------------------------------------------------------------
Euro       3,500,000   Government of Canada,
                       4.875%, 7/7/08                                4,583,643
--------------------------------------------------------------------------------
CAD       25,300,000   Government of Canada,
                       4.00%, 9/1/10                                22,309,228
--------------------------------------------------------------------------------
CAD        7,920,000   Government of Canada,
                       5.00%, 6/1/14                                 7,291,120
--------------------------------------------------------------------------------
CAD       12,250,000   Government of Canada,
                       5.75%, 6/1/33                                12,875,409
--------------------------------------------------------------------------------
                                                                    47,059,400
--------------------------------------------------------------------------------
DENMARK -- 1.3%
--------------------------------------------------------------------------------
DKK       87,000,000   Kingdom of Denmark,
                       6.00%, 11/15/09                              15,934,615
--------------------------------------------------------------------------------
FINLAND -- 4.2%
--------------------------------------------------------------------------------
Euro      40,000,000   Government of Finland,
                       5.00%, 4/25/09                               52,940,051
--------------------------------------------------------------------------------
FRANCE -- 20.5%
--------------------------------------------------------------------------------
Euro      40,200,000   Government of France,
                       3.00%, 1/12/11                               49,645,357
--------------------------------------------------------------------------------
Euro      38,300,000   Government of France,
                       3.50%, 4/25/15                               47,033,477
--------------------------------------------------------------------------------
Euro      58,250,000   Government of France,
                       3.25%, 4/25/16                               69,548,759
--------------------------------------------------------------------------------
Euro      18,800,000   Government of France,
                       5.00%, 10/25/16                              25,873,580
--------------------------------------------------------------------------------
Euro      15,000,000   Government of France,
                       8.50%, 4/25/23                               28,908,777
--------------------------------------------------------------------------------
Euro      14,050,000   Government of France,
                       5.50%, 4/25/29                               20,987,625
--------------------------------------------------------------------------------
Euro      12,400,000   Government of France,
                       4.75%, 4/25/35                               16,895,249
--------------------------------------------------------------------------------
                                                                   258,892,824
--------------------------------------------------------------------------------
GERMANY -- 11.5%
--------------------------------------------------------------------------------
Euro      37,800,000   German Federal
                       Republic, 3.25%,
                       4/9/10                                       47,453,852
--------------------------------------------------------------------------------
Euro       9,750,000   German Federal
                       Republic, 3.50%,
                       1/4/16                                       11,934,979
--------------------------------------------------------------------------------
Euro       4,300,000   German Federal
                       Republic, 6.25%,
                       1/4/24                                        6,838,082
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

Euro      17,940,000   German Federal
                       Republic, 5.625%,
                       1/4/28                                   $   27,060,835
--------------------------------------------------------------------------------
Euro      38,680,000   German Federal
                       Republic, 4.75%,
                       7/4/34                                       52,820,324
--------------------------------------------------------------------------------
                                                                   146,108,072
--------------------------------------------------------------------------------
ITALY -- 4.0%
--------------------------------------------------------------------------------
Euro      29,090,000   Republic of Italy,
                       7.25%, 11/1/26                               50,210,986
--------------------------------------------------------------------------------
JAPAN -- 9.7%
--------------------------------------------------------------------------------
JPY    3,860,150,000   Government of Japan,
                       0.20%, 9/20/07                               33,553,446
--------------------------------------------------------------------------------
JPY    2,738,100,000   Government of Japan,
                       0.80%, 6/20/09                               23,761,255
--------------------------------------------------------------------------------
JPY    2,630,000,000   Government of Japan,
                       0.80%, 9/20/10                               22,527,756
--------------------------------------------------------------------------------
JPY    3,926,300,000   Government of Japan,
                       1.30%, 3/20/15                               32,805,175
--------------------------------------------------------------------------------
JPY    1,114,000,000   Government of Japan,
                       2.50%, 9/20/35                                9,713,058
--------------------------------------------------------------------------------
                                                                   122,360,690
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.8%
--------------------------------------------------------------------------------
GBP       10,200,000   Government of
                       United Kingdom,
                       4.75%, 9/7/15                                18,880,681
--------------------------------------------------------------------------------
GBP        6,800,000   Government of
                       United Kingdom,
                       8.00%, 6/7/21                                17,030,817
--------------------------------------------------------------------------------
                                                                    35,911,498
--------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS
(Cost $755,442,799)                                                772,406,450
--------------------------------------------------------------------------------

CREDIT -- 35.9%

FRANCE -- 8.0%
--------------------------------------------------------------------------------
Euro      28,050,000   Cie Financement Foncier,
                       3.625%, 1/28/08                              35,895,426
--------------------------------------------------------------------------------
JPY    2,045,000,000   Cie Financement Foncier,
                       0.60%, 3/23/10                               17,452,983
--------------------------------------------------------------------------------
Euro      37,900,000   Dexia Municipal Agency,
                       3.25%, 7/12/08                               48,053,010
--------------------------------------------------------------------------------
                                                                   101,401,419
--------------------------------------------------------------------------------
GERMANY -- 8.0%
--------------------------------------------------------------------------------
Euro      43,400,000   DEPFA Deutsche
                       Pfandbriefbank AG,
                       (Covered Bond),
                       5.50%, 2/12/08                               57,135,986
--------------------------------------------------------------------------------
Euro      22,150,000   Eurohypo AG,
                       (Covered Bond),
                       3.75%, 4/11/11                               28,029,208
--------------------------------------------------------------------------------
JPY    1,800,000,000   KFW, 1.85%, 9/20/10                          16,072,825
--------------------------------------------------------------------------------
                                                                   101,238,019
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

IRELAND -- 1.0%
--------------------------------------------------------------------------------
Euro      10,000,000   Ulster Bank Finance
                       plc, VRN, 3.13%,
                       9/29/06, resets
                       quarterly off the
                       3-month Euribor plus
                       0.09% with no caps                       $   12,793,325
--------------------------------------------------------------------------------
JAPAN -- 0.9%
--------------------------------------------------------------------------------
JPY    1,280,000,000   Development
                       Bank of Japan,
                       2.30%, 3/19/26                               10,891,646
--------------------------------------------------------------------------------
MULTI-NATIONAL -- 2.9%
--------------------------------------------------------------------------------
GBP       20,150,000   European Investment
                       Bank, 4.75%, 6/6/12                          36,597,465
--------------------------------------------------------------------------------
SPAIN -- 9.9%
--------------------------------------------------------------------------------
Euro      41,200,000   AYT Cedulas Cajas VII,
                       4.00%, 6/23/11                               52,606,465
--------------------------------------------------------------------------------
Euro      42,000,000   Banco Bilbao Vizcaya,
                       4.25%, 9/26/07                               54,150,871
--------------------------------------------------------------------------------
Euro       4,806,369   FTA Santander Auto,
                       VRN, 2.96%, 8/25/06,
                       resets quarterly
                       off the 3-month
                       Euribor plus 0.06%
                       with no caps                                  6,141,189
--------------------------------------------------------------------------------
Euro       9,500,000   UCI, VRN, 3.05%,
                       9/18/06, resets quarterly
                       off the 3-month
                       Euribor plus 0.14%
                       with no caps                                 12,144,403
--------------------------------------------------------------------------------
                                                                   125,042,928
--------------------------------------------------------------------------------
UNITED KINGDOM -- 5.2%
--------------------------------------------------------------------------------
Euro      10,000,000   Barclays Bank plc, VRN,
                       2.94%, 7/20/06, resets
                       quarterly off the
                       3-month Euribor plus
                       0.18% with no caps                           12,761,847
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

Euro      10,000,000   HBOS Treasury
                       Services plc, VRN,
                       3.05%, 9/14/06, resets
                       quarterly off the
                       3-month Euribor plus
                       0.10% with no caps                       $   12,800,088
--------------------------------------------------------------------------------
GBP       10,000,000   Network Rail MTN
                       Finance plc,
                       4.875%, 3/6/09                               18,420,831
--------------------------------------------------------------------------------
GBP       11,300,000   Network Rail MTN
                       Finance plc,
                       4.75%, 11/29/35                              21,447,896
--------------------------------------------------------------------------------
                                                                    65,430,662
--------------------------------------------------------------------------------
TOTAL CREDIT
(Cost $444,386,621)                                                453,395,464
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.9%

MULTI-NATIONAL -- 3.9%
--------------------------------------------------------------------------------
Euro      39,000,000   IXIS Corp.,
                       2.67%, 7/3/06
(Cost $49,629,167)                                                  49,855,824
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.1%

USD          646,000   FHLB Discount Notes,
                       4.90%, 7/3/06(1)
(Cost $645,824)                                                        645,824
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $1,250,104,411)                                            1,276,303,562
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (1.0)%                                          (12,971,751)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $1,263,331,811
================================================================================

FUTURES CONTRACTS

                                Expiration       Underlying Face   Unrealized
    Contracts Purchased            Date          Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
  1,316  Canada 10-year
         6% Bond Futures      September 2006      $129,933,581       $200,205
                                               =================================

                                Expiration       Underlying Face   Unrealized
      Contracts Sold               Date          Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
    366  Euro- Bobl 5-year
         6% Futures           September 2006       $ 51,057,949      $ 42,115
--------------------------------------------------------------------------------
    789  Euro- Bund 10-year
         6% Futures           September 2006        116,332,044        70,614
--------------------------------------------------------------------------------
                                                   $167,389,993      $112,729
                                               =================================

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        Contracts to Sell        Settlement Date        Value       Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
      1,829,433  CAD for AUD        07/28/06        $  1,639,003          $  (22,741)
--------------------------------------------------------------------------------------------
      1,735,562  Euro for AUD       07/28/06           2,221,976             (35,077)
--------------------------------------------------------------------------------------------
      1,790,735  Euro for AUD       07/28/06           2,292,612             (25,584)
--------------------------------------------------------------------------------------------
      4,519,823  AUD for CAD        07/28/06           3,353,814             (21,240)
--------------------------------------------------------------------------------------------
    250,149,546  JPY for CAD        07/28/06           2,194,532              22,743
--------------------------------------------------------------------------------------------
    248,506,258  JPY for CAD        07/28/06           2,180,116              59,266
--------------------------------------------------------------------------------------------
    411,759,887  JPY for CAD        07/28/06           3,612,321             122,379
--------------------------------------------------------------------------------------------
    413,997,641  JPY for CAD        07/28/06           3,631,952              76,187
--------------------------------------------------------------------------------------------
      1,477,813  AUD for Euro       07/28/06           1,096,572             (32,172)
--------------------------------------------------------------------------------------------
      5,053,748  AUD for Euro       07/28/06           3,749,999             (12,866)
--------------------------------------------------------------------------------------------
    203,597,066  JPY for Euro       07/28/06           1,786,133             (18,392)
--------------------------------------------------------------------------------------------
    203,175,236  JPY for Euro       07/28/06           1,782,432              (5,766)
--------------------------------------------------------------------------------------------
      3,514,654  NZD for Euro       07/28/06           2,131,110              50,769
--------------------------------------------------------------------------------------------
     16,390,291  SEK for Euro       07/28/06           2,281,618                 529
--------------------------------------------------------------------------------------------
      4,270,231  Euro for GBP       07/28/06           5,467,020              38,372
--------------------------------------------------------------------------------------------
    747,386,640  JPY for GBP        07/28/06           6,556,735             (26,576)
--------------------------------------------------------------------------------------------
      4,859,049  CAD for JPY        07/28/06           4,353,259              66,702
--------------------------------------------------------------------------------------------
      2,735,325  Euro for JPY       07/28/06           3,501,937               4,151
--------------------------------------------------------------------------------------------
      2,735,000  Euro for JPY       07/28/06           3,501,520              15,108
--------------------------------------------------------------------------------------------
      1,755,000  Euro for NZD       07/28/06           2,246,862             (20,336)
--------------------------------------------------------------------------------------------
     12,362,575  AUD for USD        07/28/06           9,173,319             149,917
--------------------------------------------------------------------------------------------
     25,341,000  CAD for USD        07/28/06          22,703,192             179,312
--------------------------------------------------------------------------------------------
     26,000,000  CAD for USD        07/28/06          23,293,595             105,060
--------------------------------------------------------------------------------------------
     31,975,873  CAD for USD        07/28/06          28,647,424             (89,123)
--------------------------------------------------------------------------------------------
     24,474,477  DKK for USD        07/28/06           4,201,653              30,679
--------------------------------------------------------------------------------------------
     49,931,170  DKK for USD        07/28/06           8,571,929            (121,908)
--------------------------------------------------------------------------------------------
      2,000,000  Euro for USD       07/28/06           2,560,527             (41,215)
--------------------------------------------------------------------------------------------
      2,726,395  Euro for USD       07/28/06           3,490,503               3,535
--------------------------------------------------------------------------------------------
      3,426,235  Euro for USD       07/28/06           4,386,482                (525)
--------------------------------------------------------------------------------------------
      6,000,000  Euro for USD       07/28/06           7,681,580              35,536
--------------------------------------------------------------------------------------------
     31,000,000  Euro for USD       07/28/06          39,688,163            (384,255)
--------------------------------------------------------------------------------------------
     68,536,410  Euro for USD       07/28/06          87,744,652           1,391,084
--------------------------------------------------------------------------------------------
      1,175,000  GBP for USD        07/28/06           2,171,075              46,033
--------------------------------------------------------------------------------------------
      1,376,130  GBP for USD        07/28/06           2,542,708              (3,252)
--------------------------------------------------------------------------------------------
      1,642,211  GBP for USD        07/28/06           3,034,352             (42,058)
--------------------------------------------------------------------------------------------
      2,813,805  GBP for USD        07/28/06           5,199,133             109,025
--------------------------------------------------------------------------------------------
      3,011,970  GBP for USD        07/28/06           5,565,288              15,140
--------------------------------------------------------------------------------------------
    201,875,863  JPY for USD        07/28/06           1,771,033             (30,854)
--------------------------------------------------------------------------------------------
    707,427,743  JPY for USD        07/28/06           6,206,180             (57,021)
--------------------------------------------------------------------------------------------
      9,842,109  SGD for USD        07/28/06           6,224,691             (19,739)
--------------------------------------------------------------------------------------------
                                                    $334,439,002          $1,510,827
                                                 ===========================================

(Value on Settlement Date $335,949,829)

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        Contracts to Buy         Settlement Date        Value       Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
      2,165,000  AUD for CAD         7/28/06        $  1,606,481         $    (9,781)
--------------------------------------------------------------------------------------------
      2,973,903  AUD for Euro        7/28/06           2,206,705              19,806
--------------------------------------------------------------------------------------------
      3,066,952  AUD for Euro        7/28/06           2,275,750               8,722
--------------------------------------------------------------------------------------------
      3,701,441  CAD for AUD         7/28/06           3,316,149             (16,425)
--------------------------------------------------------------------------------------------
      2,457,941  CAD for JPY         7/28/06           2,202,088             (15,188)
--------------------------------------------------------------------------------------------
      2,458,000  CAD for JPY         7/28/06           2,202,141             (37,242)
--------------------------------------------------------------------------------------------
      4,123,000  CAD for JPY         7/28/06           3,693,826             (40,874)
--------------------------------------------------------------------------------------------
      4,123,741  CAD for JPY         7/28/06           3,694,491             (13,649)
--------------------------------------------------------------------------------------------
        834,964  Euro for AUD        7/28/06           1,068,974               4,574
--------------------------------------------------------------------------------------------
      2,956,618  Euro for AUD        7/28/06           3,785,250              48,117
--------------------------------------------------------------------------------------------
      1,395,820  Euro for JPY        7/28/06           1,787,017              19,276
--------------------------------------------------------------------------------------------
      1,396,000  Euro for JPY        7/28/06           1,787,248              10,581
--------------------------------------------------------------------------------------------
      1,736,000  Euro for NZD        7/28/06           2,222,537              40,658
--------------------------------------------------------------------------------------------
      1,772,000  Euro for SEK        7/28/06           2,268,627             (13,520)
--------------------------------------------------------------------------------------------
      2,933,264  GBP for Euro        7/28/06           5,419,860             (85,531)
--------------------------------------------------------------------------------------------
      3,536,000  GBP for JPY         7/28/06           6,533,550               3,391
--------------------------------------------------------------------------------------------
    493,295,560  JPY for CAD         7/28/06           4,327,624             (92,337)
--------------------------------------------------------------------------------------------
    394,822,326  JPY for Euro        7/28/06           3,463,730             (42,358)
--------------------------------------------------------------------------------------------
    395,699,800  JPY for Euro        7/28/06           3,471,428             (45,201)
--------------------------------------------------------------------------------------------
      3,540,037  NZD for Euro        7/28/06           2,146,501             (80,024)
--------------------------------------------------------------------------------------------
      1,465,000  AUD for USD         7/28/06           1,087,064             (14,909)
--------------------------------------------------------------------------------------------
      1,466,000  AUD for USD         7/28/06           1,087,806             (16,018)
--------------------------------------------------------------------------------------------
      8,772,627  AUD for USD         7/28/06           6,509,494            (100,562)
--------------------------------------------------------------------------------------------
     24,406,372  CAD for USD         7/28/06          21,865,851               8,192
--------------------------------------------------------------------------------------------
     25,200,000  CAD for USD         7/28/06          22,576,869                 270
--------------------------------------------------------------------------------------------
      1,696,663  Euro for USD        7/28/06           2,172,175              11,608
--------------------------------------------------------------------------------------------
      3,434,000  Euro for USD        7/28/06           4,396,424             (33,333)
--------------------------------------------------------------------------------------------
      9,917,010  Euro for USD        7/28/06          12,696,384             190,816
--------------------------------------------------------------------------------------------
     19,995,180  Euro for USD        7/28/06          25,599,096             295,496
--------------------------------------------------------------------------------------------
      1,189,125  GBP for USD         7/28/06           2,197,174              (1,138)
--------------------------------------------------------------------------------------------
      2,349,613  GBP for USD         7/28/06           4,341,434             (72,337)
--------------------------------------------------------------------------------------------
      1,175,000  GBP for USD         7/28/06           2,171,075             (22,661)
--------------------------------------------------------------------------------------------
     23,577,350  GBP for USD         7/28/06          43,564,420          (1,002,701)
--------------------------------------------------------------------------------------------
      1,300,496  JPY for USD         7/28/06              11,409              31,389
--------------------------------------------------------------------------------------------
    210,214,317  JPY for USD         7/28/06           1,844,185             (29,351)
--------------------------------------------------------------------------------------------
    358,435,158  JPY for USD         7/28/06           3,144,509             (51,396)
--------------------------------------------------------------------------------------------
         47,077  NOK for USD         7/28/06               7,731                 (33)
--------------------------------------------------------------------------------------------
      3,424,272  NZD for USD         7/28/06           2,076,307             (75,642)
--------------------------------------------------------------------------------------------
      3,510,453  NZD for USD         7/28/06           2,128,563             (58,625)
--------------------------------------------------------------------------------------------
     16,666,690  SEK for USD         7/28/06           2,320,094              23,394
--------------------------------------------------------------------------------------------
    238,814,894  SEK for USD         7/28/06          33,244,335             118,755
--------------------------------------------------------------------------------------------
      9,842,109  SGD for USD         7/28/06           6,224,691               4,170
--------------------------------------------------------------------------------------------
                                                    $260,747,067         $(1,131,621)
                                                 ===========================================

(Value on Settlement Date $261,878,688)

See Notes to Financial Statements.                                  (continued)

------

International Bond - Schedule of Investments

JUNE 30, 2006 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
Euribor = Euro Interbank Offered Rate
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
SGD = Singapore Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $1,250,104,411)      $1,276,303,562
------------------------------------------------------------
Foreign currency holdings, at value (cost of $2,033,769)           1,497,340
------------------------------------------------------------
Receivable for investments sold                                   33,887,009
------------------------------------------------------------
Receivable for forward foreign currency exchange contracts         3,360,742
------------------------------------------------------------
Receivable for capital shares sold                                 2,131,895
------------------------------------------------------------
Receivable for variation margin on futures contracts                 549,566
------------------------------------------------------------
Interest receivable                                               19,071,649
--------------------------------------------------------------------------------
                                                               1,336,801,763
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                       127,633
------------------------------------------------------------
Payable for investments purchased                                 68,444,489
------------------------------------------------------------
Payable for forward foreign currency exchange contracts            2,981,536
------------------------------------------------------------
Payable for capital shares redeemed                                1,068,109
------------------------------------------------------------
Accrued management fees                                              825,057
------------------------------------------------------------
Distribution fees payable                                             11,564
------------------------------------------------------------
Service fees payable                                                  11,564
--------------------------------------------------------------------------------
                                                                  73,469,952
--------------------------------------------------------------------------------
NET ASSETS                                                    $1,263,331,811
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                               $1,249,174,684
------------------------------------------------------------
Undistributed net investment income                                2,124,544
------------------------------------------------------------
Accumulated net realized loss
on investment transactions
and foreign currency transactions                                (13,581,011)
------------------------------------------------------------
Net unrealized appreciation
on investments and translation of assets
and liabilities in foreign currencies                             25,613,594
--------------------------------------------------------------------------------
                                                              $1,263,331,811
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                    $1,194,082,012
------------------------------------------------------------
Shares outstanding                                                88,859,273
------------------------------------------------------------
Net asset value per share                                             $13.44
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                       $10,511,404
------------------------------------------------------------
Shares outstanding                                                   781,389
------------------------------------------------------------
Net asset value per share                                             $13.45
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $58,738,395
------------------------------------------------------------
Shares outstanding                                                 4,379,754
------------------------------------------------------------
Net asset value per share                                             $13.41
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Interest (net of foreign taxes withheld of $189,817)            $ 18,981,222
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                    4,693,051
------------------------------------------------------------
Distribution fees -- Advisor Class                                    68,467
------------------------------------------------------------
Service fees -- Advisor Class                                         68,467
------------------------------------------------------------
Trustees' fees and expenses                                           48,986
------------------------------------------------------------
Other expenses                                                         1,788
--------------------------------------------------------------------------------
                                                                   4,880,759
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                      14,100,463
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------------------------
Investment transactions                                          (11,406,271)
------------------------------------------------------------
Foreign currency transactions                                     (1,193,832)
--------------------------------------------------------------------------------
                                                                 (12,600,103)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
------------------------------------------------------------
Investments                                                      (34,140,789)
------------------------------------------------------------
Translation of assets and liabilities in foreign currencies       73,011,935
--------------------------------------------------------------------------------
                                                                  38,871,146
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                           26,271,043
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                        $ 40,371,506
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 2006              2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                 $   14,100,463    $   25,477,168
------------------------------------------
Net realized gain (loss)                        (12,600,103)       (6,689,912)
------------------------------------------
Change in net unrealized
appreciation (depreciation)                      38,871,146      (122,764,909)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        40,371,506      (103,977,653)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                 (3,090,502)      (32,210,099)
------------------------------------------
  Institutional Class                               (24,241)         (155,712)
------------------------------------------
  Advisor Class                                    (125,224)       (1,533,430)
------------------------------------------
From net realized gains:
------------------------------------------
  Investor Class                                   (998,578)      (10,322,977)
------------------------------------------
  Institutional Class                                (6,505)          (55,615)
------------------------------------------
  Advisor Class                                     (48,079)         (563,204)
--------------------------------------------------------------------------------
Decrease in net assets from distributions        (4,293,129)      (44,841,037)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 118,685,802       236,559,374
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           154,764,179        87,740,684

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                           1,108,567,632     1,020,826,948
--------------------------------------------------------------------------------
End of period                                $1,263,331,811    $1,108,567,632
================================================================================

Accumulated undistributed
net investment income (loss)                     $2,124,544       $(8,735,952)
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, nondollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades
(but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; or
trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are expected to be declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid twice a year.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.4925% to 0.6100% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Institutional Class and the Advisor
Class are 0.2000% and 0.2500% less at each point within the Complex Fee range, respectively. The effective annual management fee for the fund for the six months ended June 30, 2006 was 0.82%, 0.62% and 0.57% for the Investor Class,
Institutional Class, and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2006, were $2,220,790,928 and $2,077,217,891, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                   SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2006
--------------------------------------------
Sold                                             28,529,938     $  377,681,463
--------------------------------------------
Issued in reinvestment of distributions             262,127          3,400,398
--------------------------------------------
Redeemed                                        (19,777,161)      (261,380,188)
--------------------------------------------------------------------------------
Net increase (decrease)                           9,014,904     $  119,701,673
================================================================================
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------
Sold                                             56,500,193      $ 794,411,698
--------------------------------------------
Issued in reinvestment of distributions           2,492,365         33,729,716
--------------------------------------------
Redeemed                                        (45,307,422)      (623,964,559)
--------------------------------------------------------------------------------
Net increase (decrease)                          13,685,136      $ 204,176,855
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2006
--------------------------------------------
Sold                                                350,293         $4,627,773
--------------------------------------------
Issued in reinvestment of distributions                   6                 79
--------------------------------------------
Redeemed                                            (54,364)          (727,702)
--------------------------------------------------------------------------------
Net increase (decrease)                             295,935         $3,900,150
================================================================================
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------
Sold                                                489,207        $ 6,807,977
--------------------------------------------
Issued in reinvestment of distributions                  99              1,362
--------------------------------------------
Redeemed                                            (89,382)        (1,201,687)
--------------------------------------------------------------------------------
Net increase (decrease)                             399,924        $ 5,607,652
================================================================================

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                   SHARES            AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2006
--------------------------------------------
Sold                                              1,426,353       $ 18,824,825
--------------------------------------------
Issued in reinvestment of distributions              12,652            163,834
--------------------------------------------
Redeemed                                         (1,797,201)       (23,904,680)
--------------------------------------------------------------------------------
Net increase (decrease)                            (358,196)      $ (4,916,021)
================================================================================
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------
Sold                                              4,913,513       $ 68,651,101
--------------------------------------------
Issued in reinvestment of distributions             143,639          1,927,830
--------------------------------------------
Redeemed                                         (3,217,310)       (43,804,064)
--------------------------------------------------------------------------------
Net increase (decrease)                           1,839,842       $ 26,774,867
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2006.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                $1,252,221,216
================================================================================
Gross tax appreciation of investments                             $30,285,260
------------------------------------------------------------
Gross tax depreciation of investments                              (6,202,914)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                $24,082,346
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund had currency loss deferrals of $9,267,427 which represent net foreign currency losses incurred in the two-month period ended December 31, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

(continued)

------

Notes to Financial Statements

JUNE 30, 2006 (UNAUDITED)

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to each fund, and is not in a position at this time to estimate the significance of its impact, if any, on the fund's financial statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
                                  2006(1)        2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $13.03        $14.76     $13.64     $12.19     $10.08     $10.25
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment
  Income (Loss)(2)                  0.16          0.30       0.36       0.37       0.36       0.39
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.30         (1.49)      1.40       2.03       2.01      (0.56)
-----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.46         (1.19)      1.76       2.40       2.37      (0.17)
-----------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income       (0.04)        (0.41)     (0.21)     (0.31)     (0.26)       --
-------------------------------
  From Net Realized Gains          (0.01)        (0.13)     (0.43)     (0.64)       --         --
-----------------------------------------------------------------------------------------------------
  Total Distributions              (0.05)        (0.54)     (0.64)     (0.95)     (0.26)       --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $13.44        $13.03     $14.76     $13.64     $12.19     $10.08
=====================================================================================================
  TOTAL RETURN(3)                   3.54%        (8.23)%    13.10%     19.91%     23.53%     (1.66)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.82%(4)        0.82%      0.83%      0.84%      0.85%      0.86%
-------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             2.42%(4)        2.17%      2.60%      2.80%      3.28%      3.87%
-------------------------------
Portfolio Turnover Rate               176%         226%       104%       112%       137%       147%
-------------------------------
Net Assets, End of Period
(in thousands)                  $1,194,082   $1,040,576   $976,828   $622,657   $315,491   $115,172
-----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                               2006(1)     2005      2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $13.04     $14.77     $13.37
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)                0.14       0.36       0.17
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.32      (1.52)      1.84
--------------------------------------------------------------------------------
  Total From Investment Operations               0.46      (1.16)      2.01
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                    (0.04)     (0.44)     (0.18)
------------------------------------------
  From Net Realized Gains                       (0.01)     (0.13)     (0.43)
--------------------------------------------------------------------------------
  Total Distributions                           (0.05)     (0.57)     (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $13.45     $13.04     $14.77
================================================================================
  TOTAL RETURN(4)                                3.58%     (7.98)%    15.25%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.62%(5)     0.62%    0.63%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          2.62%(5)     2.37%    2.88%(5)
------------------------------------------
Portfolio Turnover Rate                           176%       226%     104%(6)
------------------------------------------
Net Assets, End of Period (in thousands)       $10,511     $6,329      $1,263
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2006 (unaudited).

(2) August 2, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

International Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
----------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                      2006(1)     2005       2004      2003      2002      2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $13.01     $14.75     $13.62     $12.16    $10.03    $10.23
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)      0.15       0.27       0.32       0.29      0.33      0.36
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.29      (1.51)      1.42       2.08      2.00     (0.56)
----------------------------------------------------------------------------------------------------
  Total From Investment Operations     0.44      (1.24)      1.74       2.37      2.33     (0.20)
----------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income          (0.03)     (0.37)     (0.18)     (0.27)    (0.20)      --
-----------------------------------
  From Net Realized Gains             (0.01)     (0.13)     (0.43)     (0.64)      --        --
----------------------------------------------------------------------------------------------------
  Total Distributions                 (0.04)     (0.50)     (0.61)     (0.91)    (0.20)      --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $13.41     $13.01     $14.75     $13.62    $12.16    $10.03
====================================================================================================
  TOTAL RETURN(3)                      3.41%     (8.47)%    12.93%     19.60%    23.24%    (1.96)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.07%(4)     1.07%      1.08%      1.09%     1.10%     1.11%
-----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                2.16%(4)     1.92%      2.35%      2.55%     3.03%     3.62%
-----------------------------------
Portfolio Turnover Rate                  176%      226%       104%       112%      137%      147%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $58,738   $61,663    $42,736    $21,137    $3,192    $1,983
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Approval of Management Agreement for International Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning International Bond (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------

Approval of Management Agreement for International Bond

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information

(continued)

------

Approval of Management Agreement for International Bond

during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the
Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance fell below the median for both the one and three year periods during part of the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year

(continued)

------

Approval of Management Agreement for International Bond

profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was the lowest of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or

(continued)

------

Approval of Management Agreement for International Bond

shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

As a part of the 15(c) Process, the board of directors also unanimously approved the renewal of the investment subadvisory agreement by which J.P. Morgan
Investment Management, Inc. (the "subadvisor") is engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services provided by the subadvisor to the fund under the agreement. As a part of this review the board evaluated the subadvisor's investment performance and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio for Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

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Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The J.P. MORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia.

Since January 1998, the FUND BENCHMARK has been the JPM GTGBI with the U.S.
excluded and Japan weighted at 15%.

Prior to January 1998, the FUND BENCHMARK was the J.P. Morgan ECU-Weighted
European Index.

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CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0608
SH-SAN-50660N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:  /s/ William M. Lyons
   ---------------------------------------------------
   Name:  William M. Lyons
   Title: President

Date:  August 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
   ---------------------------------------------------
   Name:  William M. Lyons
   Title: President
          (principal executive officer)

Date:  August 24, 2006

By:  /s/ Maryanne L. Roepke
   ---------------------------------------------------
   Name:  Maryanne L. Roepke
   Title: Sr. Vice President, Treasurer, and
          Chief Financial Officer
          (principal financial officer)

Date:  August 24, 2006